Intrepid Income Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

CORPORATE BONDS - 77.2%		Par	Value
Commercial & Professional Services - 8.1%
Atento Luxco 1 SA
20.00% (20.00% PIK), 02/17/2025 (a)(b)		$2,728,554	$2,728,554
20.00% (20.00% PIK), 03/10/2025 (a)(b)		6,989,165	6,989,165
Cimpress PLC, 7.00%, 06/15/2026		15,650,000	15,308,674
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (b)		7,544,000	7,304,307
			32,330,700

Consumer Discretionary Distribution & Retail - 15.3%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025 (b)		13,947,000	14,172,411
American Greetings Corp., 8.75%, 04/15/2025 (b)		2,500,000	2,498,625
Evergreen Acqco 1 LP, 9.75%, 04/26/2028 (b)		2,971,000	3,166,447
Foot Locker, Inc., 4.00%, 10/01/2029 (b)		8,300,000	6,878,666
Macy's Retail Holdings LLC, 6.38%, 03/15/2037		3,000,000	2,651,610
QVC, Inc.
4.85%, 04/01/2024		15,655,000	15,515,624
4.45%, 02/15/2025		887,000	833,638
Upbound Group, Inc., 6.38%, 02/15/2029 (b)		5,142,000	4,831,243
Valvoline, Inc., 4.25%, 02/15/2030 (b)		10,605,000	10,533,669
			61,081,933

Consumer Durables & Apparel - 2.1%
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (b)		100,000	105,792
LGI Homes, Inc., 8.75%, 12/15/2028 (b)		2,000,000	2,128,750
Vista Outdoor, Inc., 4.50%, 03/15/2029 (b)		6,295,000	6,152,292
			8,386,834

Consumer Services - 9.3%
ANGI Group LLC, 3.88%, 08/15/2028 (b)		12,142,000	10,269,897
Brinker International, Inc.
5.00%, 10/01/2024 (b)		8,500,000	8,433,955
8.25%, 07/15/2030 (b)		8,580,000	8,983,860
Las Vegas Sands Corp., 3.20%, 08/08/2024		3,741,000	3,671,021
Nathan's Famous, Inc., 6.63%, 11/01/2025 (b)		5,796,000	5,788,871
			37,147,604

Consumer Staples Distribution & Retail - 0.2%
KeHE Distributors LLC, 8.63%, 10/15/2026 (b)		679,000	682,083

Energy - 12.1%
Alliance Resource Operating Partners LP, 7.50%, 05/01/2025 (b)		4,772,000	4,768,970
Bristow Group, Inc., 6.88%, 03/01/2028 (b)		9,040,000	8,689,158
CITGO Petroleum Corp., 8.38%, 01/15/2029 (b)		5,000,000	5,145,680
CVR Energy, Inc., 8.50%, 01/15/2029 (b)		6,000,000	5,990,190
Energy Transfer LP, 5.88%, 01/15/2024		1,269,000	1,268,232
Matador Resources Co., 6.88%, 04/15/2028 (b)		100,000	101,597
Permian Resources Operating LLC
8.00%, 04/15/2027 (b)		3,139,000	3,253,507
9.88%, 07/15/2031 (b)		2,200,000	2,447,236
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (b)		1,000,000	979,308
Vantage Drilling International, 9.50%, 02/15/2028 (b)		9,210,000	9,128,711
W&T Offshore, Inc., 11.75%, 02/01/2026 (b)		6,294,000	6,498,390
			48,270,979

Financial Services - 8.2%
AFC Gamma, Inc., 5.75%, 05/01/2027 (b)		10,000,000	8,313,816
Enceladus Development Venture III LLC, 10.00%, 11/15/2023 (a)(b)		5,000,000	4,750,000
FirstCash, Inc., 5.63%, 01/01/2030 (b)		7,000,000	6,711,527
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/2024 (b)		5,000,000	4,981,810
Rithm Capital Corp., 6.25%, 10/15/2025 (b)		8,000,000	7,883,760
			32,640,913

Food, Beverage & Tobacco - 6.7%
Turning Point Brands, Inc., 5.63%, 02/15/2026 (b)		12,710,000	11,872,932
Vector Group Ltd.
10.50%, 11/01/2026 (b)		7,760,000	7,787,470
5.75%, 02/01/2029 (b)		7,650,000	7,012,707
			26,673,109

Health Care Equipment & Services - 0.8%
ProSomnus, Inc., 9.00%, 12/06/2025		3,391,961	3,074,474

Materials - 0.6%
Warrior Met Coal, Inc., 7.88%, 12/01/2028 (b)		2,270,000	2,261,227

Media & Entertainment - 1.0%
Skillz, Inc., 10.25%, 12/15/2026 (b)		5,000,000	4,126,100

Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
Trulieve Cannabis Corp., 8.00%, 10/06/2026		8,075,000	6,830,279

Software & Services - 3.1%
Conduent Business Services LLC, 6.00%, 11/01/2029 (b)		13,500,000	12,172,073

Telecommunication Services - 5.1%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028		8,730,000	7,344,549
Opnet S.P.A 9.85%, 02/09/2026	EUR	12,000,000	13,330,169
			20,674,718

Transportation - 0.5%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028 (b)		2,000,000	1,832,710

Utilities - 2.4%
IEA Energy Services LLC, 6.63%, 08/15/2029 (b)		10,140,000	9,390,857
TOTAL CORPORATE BONDS (Cost $302,202,369)			307,576,593

BANK LOANS - 11.8%		Par	Value
Consumer Discretionary Distribution & Retail - 0.8%
Jill Acquisition LLC, Senior Secured First Lien, 13.56% (1 mo. SOFR US + 8.00%), 05/08/2028(c)		3,000,000	2,974,995

Consumer Durables & Apparel - 2.0%
Peloton Interactive, Inc., Senior Secured First Lien, 12.48% (6 mo. SOFR US + 7.00%), 05/17/2027 (c)		7,954,622	8,012,292

Health Care Equipment & Services - 6.5%
Devi Holdings, Inc., 11.75%, 05/08/2024		4,791,818	4,073,046
Gage Growth Corp. First Lien, 13.75%, 11/01/2024		6,168,480	6,141,339
Shryne Group, Inc., 7.50%, 05/26/2026		8,765,041	8,658,984
VCP23, LLC, 7.00%, 04/30/2024		4,263,000	4,049,850
Youth Opportunity Investments, LLC, 13.07%, 09/15/2026		3,000,000	3,000,000
			25,923,219

Pharmaceuticals, Biotechnology & Life Sciences - 2.5%
Verano Holdings Corp., 14.75%, 10/30/2026		10,000,000	10,000,000
TOTAL BANK LOANS (Cost $47,682,647)			46,910,506

CONVERTIBLE BONDS - 3.7%		Par	Value
Capital Goods - 0.0%(d)
Lightning eMotors, Inc., 7.50%, 05/15/2024 (b)		1,900,000	114,000

Household & Personal Products - 0.7%
Herbalife Ltd., 2.63%, 03/15/2024		3,000,000	2,967,000

Media & Entertainment - 3.0%
WildBrain Ltd., 5.88%, 09/30/2024 (b)	CAD	16,250,000	11,773,141
TOTAL CONVERTIBLE BONDS (Cost $16,550,111)			14,854,141

CONVERTIBLE PREFERRED STOCKS - 3.5%			Value
Energy - 3.5%
Equitrans Midstream Corp., Series A, 9.75% to 03/31/2024 then 3 mo. LIBOR US + 8.15%, Perpetual		625,000	14,056,062
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,750,000)			14,056,062

PREFERRED STOCKS - 1.5%			Value
Commercial & Professional Services - 1.3%
Atento SA(a)		5,348,550	5,348,550

Health Care Equipment & Services - 0.2%
ProSomnus, Inc.		781	781,000
TOTAL PREFERRED STOCKS (Cost $6,129,550)			6,129,550

COMMON STOCKS - 0.7%		Shares	Value
Commercial & Professional Services - 0.7%
Atento SA(a)(e)		633,261,254	2,849,676

Health Care Equipment & Services - 0.0%(d)
ProSomnus, Inc.(e)		6,619	6,496
TOTAL COMMON STOCKS (Cost $3,715,466)			2,856,172

WARRANTS - 0.0%(d)		Contracts	Value
Health Care Equipment & Services - 0.0%(d)
ProSomnus, Inc., Expires 04/20/2028, Exercise Price $11.50(e)		33,919	775
TOTAL WARRANTS (Cost $0)			775

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%		Shares
Invesco Treasury Portfolio - Class Institutional, 5.24%(f)		6,594,950	6,594,950
TOTAL SHORT-TERM INVESTMENTS (Cost $6,594,950)			6,594,950

TOTAL INVESTMENTS - 100.1% (Cost $396,625,093)			$398,978,749
Liabilities in Excess of Other Assets - (0.1)%			(486,542)
TOTAL NET ASSETS - 100.0%			$398,492,207

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

FRN - Floating Rate Note
LIBOR - London Interbank Offered Rate
PIK - Payment In Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

EUR - Euro

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $22,665,945 or 5.7% of net assets as of December 31, 2023.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $249,635,464 or 62.6% of the Fund’s net assets.

(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2023.

(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Intrepid Income Fund
Schedule of Forward Currency Contracts
as of December 31, 2023 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value / Unrealized Appreciation (Depreciation)

04/01/2024	USD	12,348,129	CAD	16,727,344	State Street Bank & Trust Co.	$(291,785)
01/02/2024	USD	13,120,137	EUR	12,336,475	State Street Bank & Trust Co.	(500,791)
						$(792,576)

Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds
Commercial & Professional Services	–	22,612,981	9,717,719	32,330,700
Consumer Discretionary Distribution & Retail	–	61,081,933	–	61,081,933
Consumer Durables & Apparel	–	8,386,834	–	8,386,834
Consumer Services	–	37,147,604	–	37,147,604
Consumer Staples Distribution & Retail	–	682,083	–	682,083
Energy	–	48,270,979	–	48,270,979
Financial Services	–	27,890,913	4,750,000	32,640,913
Food, Beverage & Tobacco	–	26,673,109	–	26,673,109
Health Care Equipment & Services	–	3,074,474	–	3,074,474
Materials	–	2,261,227	–	2,261,227
Media & Entertainment	–	4,126,100	–	4,126,100
Pharmaceuticals, Biotechnology & Life Sciences	–	6,830,279	–	6,830,279
Software & Services	–	12,172,073	–	12,172,073
Telecommunication Services	–	20,674,718	–	20,674,718
Transportation	–	1,832,710	–	1,832,710
Utilities	–	9,390,857	–	9,390,857
Corporate Bonds - Total	$–	$293,108,874	$14,467,719	$307,576,593
Bank Loans	–	46,910,506	–	46,910,506
Convertible Bonds	–	14,854,141	–	14,854,141
Convertible Preferred Stocks	–	14,056,062	–	14,056,062
Preferred Stocks
Commercial & Professional Services	–	–	5,348,550	5,348,550
Health Care Equipment & Services	–	781,000	–	781,000
Preferred Stocks - Total	–	781,000	5,348,550	6,129,550
Common Stocks
Commercial & Professional Services	–	–	2,849,676	2,849,676
Health Care Equipment & Services	6,496	–	–	6,496
Common Stocks - Total	6,496	–	2,849,676	2,856,172
Warrants	–	775	–	775
Money Market Funds	6,594,950	–	–	6,594,950
Total Investments	$6,601,446	$369,711,358	$22,665,945	$398,978,749

Other Financial Instruments:*
Short
Forwards	$–	$(792,576)	$–	$(792,576)
Total Short	$–	$(792,576)	$–	$(792,576)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of December 31, 2023.

Refer to the Schedule of Investments for industry classifications.